P E A R   T R E E    F U N D S

January 10, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:  Pear Tree Funds (the “Trust”)
     (File Nos. 333-102055; 811-03790; Reg. No. 02-84904)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for re-filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated November 29, 2013 to the Statutory Prospectus dated August 1, 2013 as Amended of each of the Funds.

The purpose of the filing is to re-submit the 497(e) filing dated November 29, 2013 in XBRL format for the Funds. There was a technical problem that occurred with the original filing.

Exhibit List:

ptf-20131129
ptf-20131129_xsd
ptf-20131129_def
ptf-20131129_lab
ptf-20131129_pre

Any comments or questions concerning this filing should be directed to me at 781-676-5967.

Very truly yours,

/s/ Kelly J. Lavari

Kelly J. Lavari
Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  wwwpeartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC